Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Feb. 24, 2017
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 27, 2017, TO THE

PROSPECTUS DATED FEBRUARY 24, 2017,

AS PREVIOUSLY SUPPLEMENTED MAY 18, 2017 AND MARCH 14, 2017

PowerShares S&P 500 Value Portfolio

Important Notice Regarding Change in the Name for the PowerShares S&P 500 Value Portfolio (the “Fund”)

Effective June 30, 2017, the name of the Fund will change to the PowerShares S&P 500 Enhanced Value Portfolio. Therefore, on that date, all references to the name of the Fund in the statutory prospectus are replaced with PowerShares S&P 500 Enhanced Value Portfolio.

There will be no change to the investment objective, underlying index or methodology of the underlying index for the Fund.

PowerShares S&P 500 Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 27, 2017, TO THE

PROSPECTUS DATED FEBRUARY 24, 2017,

AS PREVIOUSLY SUPPLEMENTED MAY 18, 2017 AND MARCH 14, 2017

PowerShares S&P 500 Value Portfolio

Important Notice Regarding Change in the Name for the PowerShares S&P 500 Value Portfolio (the “Fund”)

Effective June 30, 2017, the name of the Fund will change to the PowerShares S&P 500 Enhanced Value Portfolio. Therefore, on that date, all references to the name of the Fund in the statutory prospectus are replaced with PowerShares S&P 500 Enhanced Value Portfolio.

There will be no change to the investment objective, underlying index or methodology of the underlying index for the Fund.